Note 20 - Subsequent Events (Details)										1 Months Ended					4 Months Ended
	May. 12, 2015 USD ($) $ / shares shares	Apr. 20, 2015 USD ($)	Apr. 17, 2015 USD ($) ft²	Apr. 06, 2015 USD ($)	Feb. 09, 2015 USD ($)	Dec. 10, 2014 USD ($)	Mar. 31, 2014 USD ($)	Mar. 26, 2014 shares	Jan. 23, 2014	Apr. 20, 2015 shares	Apr. 30, 2014 shares	Apr. 16, 2014 $ / shares shares	Apr. 16, 2014 USD ($) $ / shares	Mar. 31, 2014 shares	Apr. 10, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Maximum [Member] | Southridge Partners II, LP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Common Stock, Value, Subscriptions						$ 5,000,000
Maximum [Member] | Southridge Partners II, LP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Common Stock, Value, Subscriptions						$ 5,000,000
Common Stock, Subscription Period						18 months
Maximum [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Common Stock, Subscription Period						18 months
Subsequent Event [Member] | Office Space [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²			1,500
Subsequent Event [Member] | Warehouse Storage Space [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²			2,000
Subsequent Event [Member] | Southridge Partners II, LP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares	67,813,489									14,000,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.0137
Proceeds from Issuance of Common Stock	$ 929,000	$ 94,000		$ 55,000
Subsequent Event [Member] | Snell & Wilmer LLP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Loss Contingency, Damages Sought, Value					$ 808,202
Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares															53,781,201
Shares Issued, Price Per Share (in Dollars per share) | $ / shares															$ 0.013
Proceeds from Issuance of Common Stock															$ 780,000
Operating Lease Monthly Rent			$ 4,250
Lessee Leasing Arrangements, Operating Leases, Term of Contract			12 months
Southridge Partners II, LP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Common Stock, Subscription Period						18 years
Stock Issued During Period, Shares, New Issues (in Shares) | shares								12,541,806			500,000	44,079,800		500,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares												$ 0.02	$ 0.02
Proceeds from Issuance of Common Stock							$ 100,000						$ 200,000
Snell & Wilmer LLP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Loss Contingency, Damages Sought, Value					$ 808,202
Accounts Payable, Current																	$ 808,202
Accounts Payable, Current																$ 3,220,948	$ 3,345,361	$ 4,199,511
Common Stock, Subscription Period						18 months			18 months